UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Courage Capital Management, LLC

Address:   4400 Harding Road
           Suite 503
           Nashville, TN  37205-2290


Form 13F File Number: 28-10362


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Richard C. Patton
Title:  Chief Manager
Phone:  615-369-0110


Signature,  Place,  and  Date  of  Signing:

/s/ Richard C. Patton              Nashville, TN                      11/16/2009
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]




Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              25

Form 13F Information Table Value Total:  $      340,110
                                         --------------
                                         (In Thousands)


List of Other Included Managers: Not Applicable

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                 COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
------------------------------ ------------------ --------- -------- ------------------- ---------- -------- ----------------
                                                             VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER           TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------ ------------------ --------- -------- ---------- --- ---- ---------- -------- ---- ------ ----
Abbott Laboratories            Common             2824100      9,894    200,000 SH       DEFINED                X      0    0
Abbot Laboratories             Option             2824100      8,657    175,000 SH  CALL DEFINED                X      0    0
Altisource Portfolio Solutions Common             L0175J104    1,174     81,285 SH       DEFINED                X      0    0
Becton Dickinson               Common             75887109     6,975    100,000 SH       DEFINED                X      0    0
Carrizo Oil & Co               Note 4.375%        144577AA1   17,010 21,000,000 PRN      DEFINED                X      0    0
Charming Shoppes Inc.          Note 1.125%        161133AE3    6,194  8,500,000 PRN      DEFINED                X      0    0
Cornell Companies Inc          Common             219141108      801     35,700 SH       DEFINED                X      0    0
Corrections Corp Amer          Common             22025Y407    3,964    175,000 SH       DEFINED                X      0    0
Covidien PLC                   Option             G2554F105    8,652    200,000 SH  CALL DEFINED                X      0    0
Covidien PLC                   Common             G2554F105    6,489    150,000 SH       DEFINED                X      0    0
Dun & Bradstreet               Common             2648E100     2,636     35,000 SH       DEFINED                X      0    0
Entertainment Properties Trust Preferred Series C 29380T402    7,732    500,125 SH       DEFINED                X      0    0
Entertainment Properties Trust Preferred Series E 29380T600    6,515    300,000 SH       DEFINED                X      0    0
Fifth Third Bancorp            Option             316773100   24,600      1,200 SH  PUT  DEFINED                X      0    0
Ingram Micro Inc               Common             457153104   18,535  1,100,000 SH       DEFINED                X      0    0
Jetblue Airways Corp           Option             477143101    1,196    200,000 SH  CALL DEFINED                X      0    0
Kendle International Inc       Note 3.375%        48880LAA5    8,384  9,500,000 PRN      DEFINED                X      0    0
Pennsylvania Real Estate       Option             709102107    2,283    300,000 SH  CALL DEFINED                X      0    0
Pennsylvania Real Estate       Option             709102107    4,566    600,000 SH  PUT  DEFINED                X      0    0
Pre Paid Legal                 Common             740065107      762     15,000 SH       DEFINED                X      0    0
Red Robin Gourmet Burgers      Common             75689M101    6,745    330,300 SH       DEFINED                X      0    0
SPDR GOLD TRUST                GLD SHS            78463V107      890      9,000 SH       DEFINED                X      0    0
SPDR TRUST                     Option             78462F103  174,224      1,650 SH  PUT  DEFINED                X      0    0
UAL Corp                       Option             902549807    2,489    175,000 SH  PUT  DEFINED                X      0    0
Wyeth                          Common             983024100    8,744    180,000 SH       DEFINED                X      0    0

(1) Courage Investments, Inc. is the general partner of certain private investment funds managed by the Reporting Manager. However, the Reporting Mananger has discretion over the investment and voting decisions with respect to securities directly owned by such funds pursuant to investment management agreements. Similarly, the Reporting Manager has discretion over the investment and voting decisions with respect to securities directly owned by other third party accounts that are managed by the Reporting Manager pursuant to trading manager agreements.